Dividends (Tables)	12 Months Ended
Dec. 31, 2022
Dividends
Schedule of dividends

	2022			2021			2020
	Cents per			Cents per			Cents per
	share		$m	share		$m	share		$m
Dividends relating to reporting year:
First interim dividend	5.74	¢	154	5.37	¢	140	5.37	¢	140
Second interim dividend	13.04	¢	359	11.86	¢	326	10.73	¢	280
Total relating to reporting year	18.78	¢	513	17.23	¢	466	16.10	¢	420
Dividends paid in reporting year:
Current year first interim dividend	5.74	¢	154	5.37	¢	138	5.37	¢	140
Second interim dividend for prior year	11.86	¢	320	10.73	¢	283	25.97	¢	674
Total paid in reporting year	17.60	¢	474	16.10	¢	421	31.34	¢	814